SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Oct. 17, 2024	Feb. 23, 2024	Feb. 29, 2024
Subsequent Event [Line Items]
Damages for unpaid vendor invoices amount		$ 12,149.00
Interest rate			9.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Settlement require monthly payment	$ 300
Settlement require monthly payment term	18 months
Conclusion of payment	$ 11,779